Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [Abstract]
Cash and cash equivalents
Note 12.- Cash and cash equivalents

The following table shows the detail of Cash and cash equivalents as of December 31, 2017 and 2016:

	Balance as of December 31,
	2017	2016
Cash at bank and on hand	669,387	594,811
Total	669,387	594,811

Cash includes funds held to satisfy the customary requirements of certain non-recourse debt agreements within the Company´s projects amounting to $263 million.

The following breakdown shows the main currencies in which cash and cash equivalent balances are denominated:

	Balance as of December 31,
Currency	2017	2016
U.S. dollar	319,400	343,954
Euro	288,625	196,382
Algerian Dinar	13,628	10,736
South African Rand	40,999	39,689
Others	6,735	4,050
Total	669,387	594,811